RELATED PARTY TRANSACTIONS - Fees of the Directors of the Company (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Aggregate compensation	€ 39,131	€ 33,935	€ 18,728
Directors of Ferrari N.V. | Ferrari N.V. (Ferrari)
Disclosure of transactions between related parties [line items]
Aggregate compensation	€ 9,791	€ 7,660	€ 6,668